Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (23,340,137)	$ (25,112,331)	$ (35,676,315)	$ (37,379,153)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	118,581	441,943	586,109	397,440
Impairment of investment		50,000	50,000	589,461
Impairment of intangible assets		257,117	1,433,815	1,038,905
Impairment of goodwill			2,043,011	688,127
impairment of ROU			101,623
Accretion of debt discount and issuance cost	4,346,584	2,531,687	4,668,039	3,612,669
Stock based compensation	8,283,267	3,848,578	4,183,844	9,661,168
Shares issued for in process research and development			40,994
Currency translation	302,005
Bad debt expense	25,198	124,186	398,130	110,805
(Gain) loss on extinguishment of debt			832,482	(1,304,677)
Loss on forgiveness of debt		832,482
Settlement of vendor liabilities	(25,855)	2,867	265,717	(59,692)
Change in fair value of derivative liability	51,535	(3,729)	(3,729)	1,096,287
Derivative Expense				100,502
Loss on marketable securities		11,646	11,742
Non cash lease expense		44,305	274,784	82,511
Reserve for obsolete inventory			399,058
Equity interest granted for other income				(123,710)
Equity in net loss from unconsolidated investment				16,413
Changes in operating assets and liabilities:
Accounts receivable	179,121	(481,080)	(755,907)	(80,407)
Inventory	292,572	(492,128)	(479,356)	(39,182)
Prepaid expenses	(9,611)	114,925	86,155	(174,819)
Operating lease right of use asset	194,945
Deposits and other assets	498,728	(50,185)	(78,280)	(527,115)
Accounts payable and accrued expenses	5,901,097	3,805,245	4,773,551	1,714,902
Deferred revenue	43,200	71,396	65,250	144,851
Operating lease liability	(245,518)	145,887	(26,146)	(84,099)
Net Cash Used In Operating Activities	(3,384,288)	(13,857,189)	(16,805,429)	(20,518,807)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for property and equipment		(213,975)	(212,249)	(95,935)
Cash paid for minority investment in business				(325,000)
Cash paid for equity method investment				(510,000)
Cash received from sale of interest in OGC	250,000
Cash paid for investments in marketable securities		(48,878)	(48,878)
Sale of marketable securities		37,135	37,135
Cash received from the Sale of non-controlling interest in OG Collection Inc.			750,000
Cash consideration for acquisition		(75,679)	(31,679)	(225,947)
Purchases of digital assets		(192,795)	(410,369)	(11,241)
Sale of digital assets			289,246
Net Cash Provided by (Used In) Investing Activities	250,000	(494,192)	373,206	(1,168,123)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the exercise of warrant	990,924		1,781,947	9,487,223
Proceeds from issuance of preferred stock (Vocal)	11,000
Net proceeds from issuance of notes	1,398,022	2,174,402	2,219,219	747,937
Repayment of notes	(1,868,112)	(2,292,953)	(2,830,382)	(456,233)
Proceeds from issuance of convertible note	2,775,640	5,809,755	8,391,905	3,610,491
Repayment of convertible notes	(2,172,049)	(337,899)	(1,863,315)	(941,880)
Repayment of note payable - related party				(538,574)
Purchase of treasury stock		(13,700)	(16,050)
Proceeds from issuance of common stock and warrants	1,299,398	5,722,300	5,722,300	5,666,951
Cash received for preferred series E and warrants				40,000
Net Cash Provided By Financing Activities	2,434,823	11,061,905	13,405,624	17,615,915
Effect of exchange rate changes on cash		(65,719)	(61,911)	(41,038)
Net Change in Cash	(699,465)	(3,355,195)	(3,088,510)	(4,112,053)
Cash - Beginning of period	706,224	3,794,734	3,794,734	7,906,787
Cash - End of period	6,759	439,539	706,224	3,794,734
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes
Interest	632,808	139,000	650,000	60,073
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Settlement of vendor liabilities		147,649		168,667
Warrants issued with debt		2,907,497	3,149,270	1,665,682
Shares issued with debt			409,945
Shares issued for the conversion of convertible notes payable	1,686,494	173,455
Beneficial conversion feature issued with convertible note	2,000,000		2,008,227
Shares issued with notes payable	239,297
Shares issued for prepaid services	213,750	141,150	141,150	226,500
Recognition of Right-of-use asset and corresponding operating lease liability			2,412,221
Deferred offering costs				4,225
Common stock and warrants issued upon conversion of notes payable			1,061,088	5,156,994
Operating lease liability	2,159,008	2,250,648
Shares issued for acquisition of non-controlling interest in consolidated subsidiaries	1,457,495	40,994		1,318,218
Reduction of ROU asset related to re-measurement of lease liability				135,086
Repayment of promissory notes from Australian R&D credits				146,630
Deemed dividend	$ 21,062,599	$ 221,829
Previously Reported
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation			$ 4,183,844	$ 9,661,174